Cover	Oct. 21, 2025
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 21, 2025
Entity File Number	000-56549
Entity Registrant Name	TOFLA MEGALINE INC.
Entity Central Index Key	0001885849
Entity Tax Identification Number	37-1911358
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	1389 Peachtree Street NE
Entity Address, City or Town	Atlanta
Entity Address, State or Province	GA
Entity Address, Postal Zip Code	30309
City Area Code	215
Local Phone Number	327-9960
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false